Annual Fund Operating Expenses - Saba Opportunistically Hedged Closed-End Funds ETF - Saba Closed-End Funds ETF	Nov. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	1.32%
Expenses (as a percentage of Assets)	2.61%	[1]

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.